Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of finance cost

	Year Ended December 31,

	2021	2020	2019
Interest on loans and borrowings (Note 12)	$1,179,234	$1,272,512	$918,682
Interest on convertible debentures (Note 14)	5,740,346	4,410,206	2,130,247
Interest on lease liabilities (Note 8)	137,245	350,792	168,571
Transaction costs expensed 1	1,471,219	–	–
Other finance costs	90,750	–	–
Total finance costs	$8,618,794	$6,033,510	$3,217,500